Derivative Liabilities (Details)	12 Months Ended
	Aug. 31, 2018 CAD ($) shares	Aug. 31, 2018 $ / shares	Aug. 31, 2017 CAD ($) shares	Aug. 31, 2017 $ / shares	Aug. 31, 2016 CAD ($) shares	Aug. 31, 2016 $ / shares
Number of Warrants
Derivative warrant liabilities outstanding at beginning | shares			175,000		1,305
Derivative warrant liabilities expired | shares			(175,000)		(1,305)
Derivative warrant liabilities issued | shares					175,000
Derivative warrant liabilities outstanding at ending | shares					175,000
Fair Value Assigned
As at beginning of period | $					$ 281,210
Warrants expired | $					(281,210)
Warrants issued | $
As at end of period | $
Average Exercise Price
As at beginning of period | $ / shares				$ 15.00		$ 466.66
Warrants expired | $ / shares
Warrants issued | $ / shares
As at end of period | $ / shares						$ 15.00